UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Heartland International Value Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.88%
Australia - 0.42%
Collection House Ltd. (c)	80,000	$118,476

Brazil - 0.83%
Mahle-Metal Leve SA Industria e Comercio	20,000	233,031

Canada - 16.40%
AuRico Gold, Inc.	80,000	342,542
Bombardier, Inc.	250,000	1,136,903
CAE, Inc.	55,000	587,962
Canam Group, Inc. (a)	55,000	503,370
IAMGOLD Corp.	340,000	2,040,065
		4,610,842

Chile - 3.25%
Yamana Gold, Inc.	80,000	914,459

China - 6.70%
Clear Media Ltd.	1,000,000	651,239
Wasion Group Holdings Ltd. (c)	2,000,000	1,231,752
		1,882,991

Germany - 5.94%
Einhell Germany AG	10,000	400,460
Gildemeister AG (c)	30,000	667,302
KSB AG (c)	1,000	602,447
		1,670,209

Hong Kong - 2.28%
Cathay Pacific Airways Ltd. (c)	375,000	641,275

Ireland - 2.03%
Trinity Biotech PLC - ADR	30,000	570,900

Italy - 1.40%
Indesit Company SpA (c)	50,000	394,985

Japan - 26.98%
Alps Logistics Co. Ltd. (c)	75,000	761,595
Fuji Pharma Co. Ltd. (c)	40,000	650,090
Fukuda Denshi Co. Ltd. (c)	28,000	1,154,138
Kurita Water Industries Ltd. (c)	40,000	803,052
Medikit Co. Ltd. (c)	15,000	492,340
Ministop Co. Ltd. (c)	60,000	905,474
Miraial Co. Ltd. (c)	25,000	365,901
Nifco, Inc. (c)	12,000	283,739
Nippon Seiki Co. Ltd. (c)	80,000	1,110,714
Takamatsu Construction Group Co. Ltd. (c)	30,000	472,960
Yokogawa Electric Corp. (c)	30,000	375,944
Yushin Precision Equipment Co. Ltd. (c)	12,000	211,377
		7,587,324

Kazakhstan - 3.20%
Halyk Savings Bank - GDR (c)	54,000	416,015
KazMunaiGas Exploration Production JSC - GDR	35,000	484,050
		900,065

Malaysia - 0.92%
Wah Seong Corp. Bhd (c)	504,545	257,866

Netherlands - 2.51%
TNT Express NV (c)	80,000	705,010

Republic of Korea - 9.96%
Daekyo Co. Ltd. (c)	125,000	777,010
Mirae Asset Securities Co. Ltd. (c)	20,000	571,260
NongShim Co. Ltd. (c)	3,500	750,666
Samsung Securities Co. Ltd. (c)	17,500	703,419
		2,802,355

Russian Federation - 1.93%
VSMPO-AVISMA Corp. (c)	3,160	541,969

Ukraine - 1.09%
Avangardco Investments Public Ltd. - GDR (a)	30,000	306,000

Vietnam - 3.04%
Keck Seng Investments	1,600,000	854,219
TOTAL COMMON STOCKS (Cost $23,322,595)		24,991,976

PREFERRED STOCKS - 3.40%
Brazil - 3.40%
Banco ABC Brasil SA	75,000	377,208
Cia de Saneamento do Parana	200,000	578,386
TOTAL PREFERRED STOCKS (Cost $863,797)		955,594

RIGHTS - 0.08%
Gildemeister AG	30,000	22,600
TOTAL RIGHTS (Cost $16,669)		22,600

Principal Amount
SHORT-TERM INVESTMENTS - 7.79%
Wells Fargo (Grand Cayman), 0.033% (b)(c)	$2,190,450	2,190,450
TOTAL SHORT-TERM INVESTMENTS (Cost $2,190,450)		2,190,450
Total Investments (Cost $26,393,511) - 100.15%		28,160,620
Liabilities in Excess of Other Assets - (0.15%)		(43,509)
TOTAL NET ASSETS - 100.00%		$28,117,111

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the 7-day yield as of August 31, 2013.
(c)	Classified as Level 2. Valued using methods determined by the Board of Trustees or using systematic fair valuation models provided by an independent pricing source. Total value of Level 2 securities at August 31, 2013, was $18,157,225, comprising 64.58% of net assets, while the remainder of the Fund's investments were Level 1. Please refer to the Fair Value Measurements section below for details..

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SpA	Società per Azioni is an Italian term that refers to a business corporation.
Bhd	Berhad is a Malaysian term for private company.
NV	Naamloze Vennootschap is a Dutch term for a public limited liability company.
SA	Sociedad Anónima is the Spanish equivalent of a publicly held corporation.

Heartland International Value Fund
Schedule of Open Futures Contracts
August 31, 2013 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)
Euro FX Currency	14	December - 13	$3,859
Japanese Yen FX Currency	15	December - 13	15,384
Japanese Yen FX Currency	30	September - 13	(89,613)
Total Futures Contracts Sold			$(70,370)

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$26,393,511
Gross unrealized appreciation on investments	3,134,010
Gross unrealized depreciation on investments	(1,366,901)
Gross unrealized appreciation on futures	19,243
Gross unrealized depreciation on futures	(89,613)
Net unrealized appreciation	$1,696,739

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Investment Valuation: Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Trust’s Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 820 hierarchy. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by the independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method or other analytical pricing models. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include;
the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other: For financial reporting purposes, all transactions are accounted for on a trade-date basis. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund amortizes and accretes premium and discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term-investments in time deposits, international fair valued securities and portfolio securities lacking any sales.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments:

	Level 1(1)	Level 2(1)(3)	Level 3(2)	Total
Equity

Common Stock	$9,025,201	$15,966,775	$-	$24,991,976
Preferred Stock	955,594	-	-	955,594
Total Equity	9,980,795	15,966,775	-	25,947,570

Total Rights	$22,600	$-	$-	$22,600

Short-Term Investments	-	2,190,450	-	2,190,450

Total Investments in Securities	$10,003,395	$18,157,225	$-	$28,160,620

Futures Contracts*	$(70,370)	$-	$-	$(70,370)

* Futures contracts are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents unrealized depreciation on futures contacts sold of $89,613 and unrealized appreciation of $19,243.

Transfers between Levels are recognized as of the beginning and end of the fiscal year.

Transfers into Level 1	$651,239
Transfers out of Level 1	(1,213,263)
Net transfers in and/or out of Level 1	$(562,024)

Transfers into Level 2	$1,213,263
Transfers out of Level 2	(651,239)
Net transfers in and/or out of Level 2	$562,024

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.
(2) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the three months ended August 31, 2013, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(3) For further information regarding security characteristics and common stocks identified as Level 2 within the hierarchy, see the Schedule of Investments above.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign Exchange Contracts - Futures	Net assets - Unrealized appreciation*	19,243	Net assets - Unrealized depreciation*	(89,613)
Total		$19,243		$(89,613)

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The Effect of Derivative Instruments on income for the period June 1, 2013 through August 31, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Foreign Exchange Contracts - Futures	307,997
Total	$307,997

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Foreign Exchange Contracts - Futures	(486,710)
Total	$(486,710)

Subsquent Events: On September 20, 2013 a special meeting of shareholders of the Fund was held upon the presence of a quorum. The purpose of the meeting was to approve an Agreement and Plan of Reorganizaion that provides for the reorganization of the Fund from the Trust for Professional Managers fund complex into Heartland
Group, Inc. The reorganization, which has no material impact on the investment strategy of the Fund, was approved and became effective October 1, 2013.
Heartland Advisors, Inc. continues to act as the investment Advisor for the Fund.

The specific voting results were as follows:
Proposal	% Outstanding Shares
1.0 Agreement and Plan of Reorganiaation	Approve	Against	Abstain
	99.90%	0.00%	0.10%

	% of Shares Voted
	Approve	Against	Abstain
	75.75%	0.00%	0.08%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John Buckel
                                                        John Buckel, President

Date   October 22, 2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   October 22, 2013

* Print the name and title of each signing officer under his or her signature.